State Street US Core Equity Fund Investment Objectives and Goals - State Street US Core Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street U.S. Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the State Street U.S. Core Equity Fund (the “Fund”) is to seek long-term growth of capital.